CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss from continuing operations	$ (9,384)	$ (4,824)	$ (11,101)	$ (38,956)	$ (28,284)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	51	65	142	107	86
Non-cash accretion of debt issuance costs	1,078	712	3,054	248	276
Deferred taxes			243	365
Issuance of common stock as repayment of interest on long-term debt	463	0
Non-cash stock-based compensation	425	1,278	2,264	1,931	4,666
Litigation settlement payable in common stock			2,650	1,000	0
Fair value of common stock issued in exchange for services	82	0
Change in fair value of common stock warrants	(3,707)	(10,520)	(22,220)	(1,161)	(16,556)
Change in fair value of contingent consideration	132	(5,327)	(5,047)	(509)	(170)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	147	141	892	(245)	(1,078)
Litigation settlement insurance recovery	0	21,700	21,700	(21,700)	0
Litigation settlement payable	350	(19,900)	(25,000)	24,000	0
Accounts payable	(455)	(324)	(757)	(289)	(21)
Accrued expenses and other current liabilities	(1,658)	(589)	(50)	(3,593)	4,044
Net cash used in continuing operating activities	(12,476)	(17,588)	(33,230)	(38,802)	(37,037)
Net loss from discontinued operations	(10,738)	(6,280)	(12,448)	(24,946)	(8,322)
Loss on sale of commercial assets			0	4,549	0
Impairment charge from classification of assets held for sale			0	8,071	0
Changes in operating assets and liabilities attributable to discontinued operations	3,250	(839)	763	2,968	2,490
Net cash used in discontinued operating activities	(7,488)	(7,119)	(11,685)	(9,358)	(5,832)
Net cash used in operating activities	(19,964)	(24,707)	(44,915)	(48,160)	(42,869)
Cash flows from investing activities:
Change in restricted cash	(25)		0	(201)
Cash paid for acquisition of GALE-401			0	0	(2,415)
Cash paid for purchase of equipment and furnishings		(6)	(6)	(153)	(57)
Net cash provided by (used in) continuing investing activities	(25)	(6)	(6)	(354)	(2,472)
Proceeds received from sale of commercial assets				11,283	0
Selling costs paid for sale of commercial assets		(1,050)	(1,050)
Cash paid for commercial assets			0	(534)	(3,056)
Net cash provided by (used in) discontinued investing activities	0	(1,050)	(1,050)	10,749	(3,056)
Net cash provided by (used in) investing activities	(25)	(1,056)	(1,056)	10,395	(5,528)
Cash flows from financing activities:
Net proceeds from issuance of common stock	15,524	20,189	33,534	47,416	10,704
Net proceeds from exercise of stock options		261	261	31	4,342
Proceeds from exercise of warrants	0	233	233	0	10,717
Proceeds from common stock issued in connection with Employee Stock Purchase Plan	5	78	95	309	263
Net proceeds from issuance of long-term debt	0	23,641	23,401	0	0
Change in restricted cash related to debt principal paid in common stock	4,450	0
Minimum cash covenant on long-term debt	0	(24,000)	(17,621)	0	0
Principal payments on long-term debt	0	(4,779)	(5,579)	(3,911)	(1,766)
Net cash provided by financing activities	19,979	15,623	34,324	43,845	24,260
Net increase (decrease) in cash and cash equivalents	(10)	(10,140)	(11,647)	6,080	(24,137)
Cash and cash equivalents at the beginning of period	18,083	29,730	29,730	23,650	47,787
Cash and cash equivalents at end of period	18,073	19,590	18,083	29,730	23,650
Supplemental disclosure of cash flow information:
Cash received during the periods for interest	83	49	117	18	15
Cash paid during the periods for interest	102	606	636	541	800
Supplemental disclosure of non-cash investing and financing activities:
Fair value of warrants issued in connection with common stock recorded as cost of equity	10,357	5,590	9,886	10,296	0
Fair value of warrants issued in connection with long-term debt recorded as debt issuance costs			1,139	0	0
Principal and interest repaid through issuance of common stock	$ 4,814	0	8,079	0	0
Reclassification of warrant liabilities upon exercise		$ 324	324	0	27,026
Issuance of common stock in settlement of GALE-401 milestone			0	0	6,840
Fair value of shares issued to acquire Zuplenz rights			0	0	2,500
Future obligations for Zuplenz rights included in accrued expenses			$ 0	$ 0	$ 2,716